Document and Entity Information	Mar. 21, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 21, 2022
Entity File Number	000-54457
Entity Registrant Name	GENERAL CANNABIS CORP
Entity Incorporation, State or Country Code	CO
Entity Tax Identification Number	90-1072649
Entity Address, Address Line One	1901 S. Navajo Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80223
City Area Code	303
Local Phone Number	759-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001477009
Amendment Flag	false